UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21365
SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
RiverSource LaSalle Global Real Estate Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (100.1%)(c)

Issuer	Shares		Value(a)
Australia (12.7%)
Commonwealth Property Office Fund	158,843		$141,273
Dexus Property Group	419,157		368,216
GPT Group	110,175		357,659
Westfield Group	71,726		692,624
Westfield Retail Trust	130,133		352,660

Total			1,912,432

Austria (0.7%)
Conwert Immobilien Invest SE	2,630		43,460
IMMOFINANZ AG	12,512	(b)	56,494

Total			99,954

Canada (2.7%)
Allied Properties Real Estate Investment Trust	499		11,323
Canadian Apartment Properties REIT	1,141		22,902
Canadian Real Estate Investment Trust	4,597		164,298
First Capital Realty, Inc.	5,399	(d)	89,324
Northern Property Real Estate Investment Trust Unit	1,149		36,147
RioCan Real Estate Investment Trust	3,358		88,184

Total			412,178

Finland (0.4%)
Sponda OYJ	10,774		61,228

France (5.6%)
ICADE	380		46,896
Klepierre	4,118		167,144
Mercialys SA	851		33,920
Societe Immobiliere de Location pour l’Industrie et le Commerce	816		114,371
Unibail-Rodamco SE	2,175		471,146

Total			833,477

Hong Kong (3.5%)
Champion REIT	104,000		60,349
Great Eagle Holdings Ltd.	9,168	(d)	30,615
Hang Lung Properties Ltd.	8,082		35,447
Hongkong Land Holdings Ltd.	39,453		276,332
Hysan Development Co., Ltd.	24,113		99,175
Kerry Properties Ltd.	4,930		24,661

Total			526,579

Italy (0.7%)
Beni Stabili SpA	102,664		106,721

Japan (3.8%)
Aeon Mall Co., Ltd.	4,100		87,923
Japan Real Estate Investment Corp.	7	(d)	66,316
Kenedix Realty Investment Corp.	7		28,830

Issuer	Shares		Value(a)
Mitsubishi Estate Co., Ltd.	8,533		144,200
Mitsui Fudosan Co., Ltd.	5,000		82,192
Nippon Building Fund, Inc.	13	(d)	126,725
Tokyu REIT, Inc.	6		37,071

Total			573,257

Jersey (0.7%)
Atrium European Real Estate Ltd.	17,621		110,378

Netherlands (3.2%)
Corio NV	2,942		205,802
Vastned Retail NV	1,371		100,355
Wereldhave NV	1,650		176,220

Total			482,377

Singapore (3.9%)
CapitaCommercial Trust	137,000		150,888
CapitaLand Ltd.	74,300		194,507
Keppel Land Ltd.	28,000		99,655
Suntec Real Estate Investment Trust	109,000		133,243

Total			578,293

Sweden (1.0%)
Castellum AB	4,540		66,030
Wihlborgs Fastigheter AB	2,570		76,547

Total			142,577

Switzerland (1.0%)
PSP Swiss Property AG	1,873	(b)	154,265

United Kingdom (6.5%)
Big Yellow Group PLC	12,767		67,730
British Land Co. PLC	24,417		216,412
Capital Shopping Centres Group PLC	7,858		48,280
Derwent London PLC	2,660		70,110
Hammerson PLC	19,080		136,788
Helical Bar PLC	3,662		15,908
Land Securities Group PLC	12,792		150,521
Metric Property Investments PLC	10,458	(b)	18,329
Minerva PLC	18,842	(b)	27,960
Segro PLC	30,279		156,163
Shaftesbury PLC	9,708		73,679

Total			981,880

United States (53.7%)
Alexandria Real Estate Equities, Inc.	1,184		92,316
AMB Property Corp.	8,038		289,127
American Assets Trust, Inc.	1,667		35,457
AvalonBay Communities, Inc.	5,472		657,077
BioMed Realty Trust, Inc.	12,500		237,750
Boston Properties, Inc.	5,571		528,409
Brandywine Realty Trust	6,600		80,124
Camden Property Trust	3,097		175,972
Corporate Office Properties Trust	6,065		219,189
DiamondRock Hospitality Co.	11,344		126,712
Digital Realty Trust, Inc.	2,563		149,013
Douglas Emmett, Inc.	10,165		190,594

Issuer	Shares	Value(a)
DuPont Fabros Technology, Inc.	1,867	45,275
Equity One, Inc.	4,244	79,660
Equity Residential	9,587	540,803
Essex Property Trust, Inc.	1,101	136,524
Extra Space Storage, Inc.	3,074	63,663
Federal Realty Investment Trust	3,149	256,832
First Potomac Realty Trust	2,609	41,092
Health Care REIT, Inc.	1,390	72,892
Healthcare Realty Trust, Inc.	2,245	50,962
Host Hotels & Resorts, Inc.	16,688	293,876
Kilroy Realty Corp.	3,937	152,874
Kimco Realty Corp.	7,737	141,897
LaSalle Hotel Properties	4,444	119,988
ProLogis	6,032	96,391
Public Storage	5,459	605,458
Retail Opportunity Investments Corp.	2,769	30,293
Senior Housing Properties Trust	10,504	242,012
Simon Property Group, Inc.	10,128	1,085,315
Tanger Factory Outlet Centers	755	19,811
Taubman Centers, Inc.	4,538	243,146
Ventas, Inc.	7,950	431,685
Vornado Realty Trust	5,925	518,438

Total		8,050,627

Total Common Stocks (Cost: $12,501,741)		$15,026,223

Money Market Fund (0.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	18,022	(e)	$18,022

Total Money Market Fund (Cost: $18,022)			$18,022

Investments of Cash Collateral Received for Securities on Loan (2.0%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
Goldman Sachs & Co. dated 03-31-11, matures 04-01-11, repurchase price $303,057	0.160%	$303,055	$303,055

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $303,055)			$303,055

Total Investments in Securities
(Cost: $12,822,818)(g)			$15,347,300

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2011:

	Percentage of net
Industry	assets	Value(a)

Real Estate Investment Trusts (REITs)(1)	88.4%	$13,249,922
Real Estate Management & Development	11.8	1,776,301
Other(2)	2.1	321,077

Total		$15,347,300

(1)	Includes U.S. REITs as well as entities similar to REITs formed under laws of non-U.S. countries.

(2)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At March 31, 2011, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.160%)

Security Description	Value (a)

Government National Mortgage Association	$309,117

Total Market Value of Collateral Securities	$309,117

(g)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $12,823,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,668,000
Unrealized depreciation	(144,000)

Net unrealized appreciation	$2,524,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Real Estate Investment Trusts (REITs)	$8,373,481	$4,876,441	$—	$13,249,922
Real Estate Management & Development	89,324	1,686,977	—	1,776,301

Total Equity Securities	8,462,805	6,563,418	—	15,026,223

Other
Affiliated Money Market Fund(c)	18,022	—	—	18,022
Investments of Cash Collateral Received for Securities on Loan	—	303,055	—	303,055

Total Other	18,022	303,055	—	321,077

Total	$8,480,827	$6,866,473	$—	$15,347,300

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Portfolio of Investments
RiverSource LaSalle Monthly Dividend Real Estate Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.8%)

Issuer	Shares	Value(a)
Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	4,598	$358,506
AMB Property Corp.	30,901	1,111,509
American Assets Trust, Inc.	7,421	157,845
AvalonBay Communities, Inc.	13,467	1,617,117
BioMed Realty Trust, Inc.	49,877	948,661
Boston Properties, Inc.	17,139	1,625,634
Brandywine Realty Trust	27,563	334,615
Camden Property Trust	14,977	850,993
Corporate Office Properties Trust	25,548	923,305
DiamondRock Hospitality Co.	45,067	503,398
Digital Realty Trust, Inc.	9,944	578,144
Douglas Emmett, Inc.	40,420	757,875
DuPont Fabros Technology, Inc.	7,576	183,718
Equity One, Inc.	17,549	329,395
Equity Residential	28,733	1,620,829
Essex Property Trust, Inc.	11,946	1,481,304
Extra Space Storage, Inc.	12,607	261,091
Federal Realty Investment Trust	12,215	996,255
First Potomac Realty Trust	11,825	186,244
Health Care REIT, Inc.	4,662	244,475
Healthcare Realty Trust, Inc.	7,465	169,456
Host Hotels & Resorts, Inc.	63,656	1,120,982
Kilroy Realty Corp.	15,613	606,253
Kimco Realty Corp.	23,702	434,695
LaSalle Hotel Properties	17,903	483,381
Plum Creek Timber Co., Inc.	16,036	699,330
ProLogis	18,117	289,510
Public Storage	19,995	2,217,645
Rayonier, Inc.	8,910	555,182
Retail Opportunity Investments Corp.	12,081	132,166
Senior Housing Properties Trust	49,553	1,141,701
Simon Property Group, Inc.	30,326	3,249,734
Tanger Factory Outlet Centers	2,825	74,128
Taubman Centers, Inc.	23,554	1,262,023
The Macerich Co.	18,433	912,986
Ventas, Inc.	28,686	1,557,650
Vornado Realty Trust	26,473	2,316,388
Weyerhaeuser Co.	28,224	694,310

Total Common Stocks (Cost: $21,826,814)		$32,988,433

Money Market Fund (0.3%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	84,154	(b)	$84,154

Total Money Market Fund (Cost: $84,154)			$84,154

Investments of Cash Collateral Received for Securities on Loan (—%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(c)
Goldman Sachs & Co. dated 03-31-11, matures 04-01-11, repurchase price $13,560	0.160%	$13,560	$13,560

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $13,560)			$13,560

Total Investments in Securities
(Cost: $21,924,528)(d)			$33,086,147

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2010.

(b)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at March 31, 2011.

(c)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.160%)

Security Description	Value (a)

Government National Mortgage Association	$13,831

Total Market Value of Collateral Securities	$13,831

(d)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $21,925,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,161,000
Unrealized depreciation	(—)

Net unrealized appreciation	$11,161,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$32,988,433	$—	$—	$32,988,433

Total Equity Securities	32,988,433	—	—	32,988,433

Other
Affiliated Money Market Fund(c)	84,154	—	—	84,154
Investments of Cash Collateral Received for Securities on Loan	—	13,560	—	13,560

Total Other	84,154	13,560	—	97,714

Total	$33,072,587	$13,560	$—	$33,086,147

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                Seligman LaSalle Real Estate Fund Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	May 20, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	May 20, 2011